Consolidated Statements Of Income (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
NET SALES	$ 127,441,599	$ 128,841,822	$ 110,097,387
COST OF SALES	106,770,282	104,282,005	95,596,864
Gross profit from operations	20,671,317	24,559,817	14,500,523
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	15,154,992	14,434,121	14,335,976
Income (loss) from operations	5,516,325	10,125,696	164,547
OTHER INCOME (EXPENSE):
Interest income	77,293	42,596	107,677
Interest expense	(299,169)	(449,843)	(502,283)
Loss on impairment of equity investments	0	0	(415,287)
Gain on sale of equity investments	3,891,296	4,173,141	5,051,406
Dividend income	1,673,430	65,555	285,283
Other, net	5,353	218,302	50,990
Other income (expense), total	5,348,203	4,049,751	4,577,786
Income from continuing operations before income taxes	10,864,528	14,175,447	4,742,333
PROVISION FOR INCOME TAXES	2,870,000	3,725,000	1,240,000
Equity in affiliate earnings (loss), net of tax	127,446	(20,310)	37,935
Net income from continuing operations	8,121,974	10,430,137	3,540,268
Discontinued operations:
Loss from operations of Tulsa Dynaspan, Inc. and Beaver Lake Concrete, Inc. (including gain on disposal of assets of $3,438,000, $-0- and $-0-, respectively) before income taxes	(4,059,263)	(9,795,352)	(2,950,025)
BENEFIT FROM INCOME TAXES	(1,380,000)	(2,495,000)	(1,000,000)
Net loss from discontinued operations	(2,679,263)	(7,300,352)	(1,950,025)
NET INCOME	$ 5,442,711	$ 3,129,785	$ 1,590,243
Basic earnings (loss) per share:
Basic earnings from continuing operations (in dollars per share)	$ 2.03	$ 2.60	$ 0.87
Basic earnings from discontinued operations (in dollars per share)	$ (0.67)	$ (1.82)	$ (0.48)
Net earnings per share (in dollars per share)	$ 1.36	$ 0.78	$ 0.39